Commitments and contingencies - Operating leases (Details)	12 Months Ended
Dec. 31, 2018 CHF (SFr)
Operating lease commitments
Operating lease commitments	SFr 272,498
Maximum
Operating lease commitments
Period of operating lease commitments	5 years
Not later than one year
Operating lease commitments
Operating lease commitments	SFr 142,298
Later than one year and not later than five years
Operating lease commitments
Operating lease commitments	SFr 130,200